Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investment Securities [Abstract]
Summary of Investments in Available-for-sale and Held-to-maturity Securities
The following is a summary of the Company's investment in available for sale and held to maturity securities as of December 31, 2013 and 2012:

As of December 31, 2013	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
Available for sale:	(Amounts in thousands)

Corporate debt obligations	$500	$6	$—	$—	$506
Residential mortgage-backed securities	30,422	285	257	—	30,450
Collateralized mortgage obligations	564	31	—	—	595
Collateralized debt obligations	4,601	—	—	457	4,144
Total available for sale	$36,087	$322	$257	$457	$35,695

Held to maturity:
States and political subdivisions	$2,103	$52	$—	$—	$2,155

As of December 31, 2012	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
Available for sale:	(Amounts in thousands)

U.S. Government sponsored entities	$7	$—	$—	$—	$7
Corporate debt obligations	1,500	24	—	—	1,524
Residential mortgage-backed securities	12,359	540	—	—	12,899
Collateralized mortgage obligations	916	58	—	—	974
Collateralized debt obligations	5,556	—	1,121	499	3,936
Total available for sale	$20,338	$622	$1,121	$499	$19,340

Held to maturity:
States and political subdivisions	$2,066	$173	$—	$—	$2,239

Investments Classified by Contractual Maturity
The amortized cost and fair value of debt securities classified as available for sale and held to maturity, by contractual maturity, as of December 31, 2013, are as follows:

	Amortized Cost	Fair Value
	(Amounts in thousands)
Available for sale:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	5,101	4,650
Residential mortgage-backed securities and collateralized mortgage obligations	30,986	31,045
Total available for sale	$36,087	$35,695

Held to maturity:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	2,103	2,155
Total held to maturity	$2,103	$2,155

Gross Unrealized Losses and Fair Value of Investments with Continuous Unrealized Loss Position
The following tables show the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other than temporarily impaired (“OTTI”), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 and December 31, 2012:

As of December 31, 2013	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Residential mortgage-backed securities	25,286	257	—	—	25,286	257
Total available for sale	$25,286	$257	$—	$—	$25,286	$257

As of December 31, 2012	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Collateralized debt obligations	—	—	3,629	1,121	3,629	1,121
Total available for sale	$—	$—	$3,629	$1,121	$3,629	$1,121

Changes in Credit Loss Component of Credit-impaired Debt Securities
Changes in the credit loss component of credit-impaired debt securities were as follows for 2013 and 2012:

	2013	2012
	(Amounts in thousands)
Beginning balance	$1,219	$1,950
Initial credit impairment	—	—
Subsequent credit impairments	—	—
Increases for impairment recognized in earnings due to intent or requirement to sell	955	—
Reductions for securities sold	(994)	—
Reductions for securities deemed worthless(1)	(54)	(731)
Reductions for increases in cash flows expected to be collected	—	—
Ending balance	$1,126	$1,219
(1) Reduction due to credit losses applied to private label CMO tranche.

Summary of Investment Gains and Losses
A summary of investment gains and losses recognized in income during the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
	(Amounts in thousands)
Available for sale securities:
Realized gains	$251	$—
Realized (losses)	—	—
Other than temporary impairment	(955)	—
Total available for sale securities	$(704)	$—

Held to maturity securities:
Realized gains	$—	$—
Realized (losses)	—	—
Other than temporary impairment	—	—
Total held to maturity securities	$—	$—